COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	13.6%
BANKS	3.0%
Bank of America Corp., 6.00%, Series GG(a)		1,153,855	$30,046,384
Bank of America Corp., 5.875%, Series HH(a)		1,250,336	31,921,078
Bank of America Corp., 5.375%, Series KK(a)		658,116	16,637,172
Citigroup, Inc., 7.125% to 9/30/23, Series J(a),(b)		107,542	2,835,883
Goldman Sachs Group, Inc./The, 5.50% to 5/10/23, Series J(a),(b)		450,000	11,461,500
JPMorgan Chase & Co., 5.75%, Series DD(a)		533,615	13,708,569
JPMorgan Chase & Co., 6.00%, Series EE(a)		350,000	9,212,000
JPMorgan Chase & Co., 4.625%, Series LL(a)		90,683	1,995,933
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		554,831	14,863,922
PNC Financial Services Group, Inc./The, 6.125% to 5/9/22, Series P(a),(b)		220,000	5,570,400
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		1,613,271	42,057,975
Signature Bank/New York NY, 5.00%, Series a(a)		2,224,115	50,487,411
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		477,527	12,511,207
Wells Fargo & Co., 4.70%, Series AA(a)		534,638	11,788,768
Wells Fargo & Co., 6.625% to 3/15/24, Series R(a),(b)		440,000	11,805,200
Wells Fargo & Co., 4.75%, Series Z(a)		1,744,362	38,672,506
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(a),(b)		973,864	23,674,634

			329,250,542

ELECTRIC	1.3%
CMS Energy Corp., 5.875%, due 3/1/79		52,573	1,351,126
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a),(b)		787,900	19,689,621
SCE Trust VI, 5.00% (TruPS)(a)		1,814,742	40,142,093
Southern Co./The, 4.95%, due 1/30/80, Series 2020		1,128,381	27,227,834
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		1,752,000	51,561,360

			139,972,034

ELECTRIC—FOREIGN	0.4%
BIP Bermuda Holdings I Ltd., 5.125% (Bermuda)(a)		271,019	6,130,450
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		778,449	17,063,602
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		693,931	14,274,161
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		384,217	8,706,357

			46,174,570

		Shares	Value
FINANCIAL	2.2%
DIVERSIFIED FINANCIAL SERVICES	0.8%
Apollo Asset Management, Inc., 6.375%, Series B(a)		682,617	$17,468,169
Carlyle Finance LLC, 4.625%, due 5/15/61		655,594	14,278,837
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		444,080	9,751,997
Synchrony Financial, 5.625%, Series A(a)		2,078,280	50,626,901

			92,125,904

INVESTMENT ADVISORY SERVICES—FOREIGN	0.5%
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		780,677	15,746,255
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		319,319	7,082,496
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,216,189	25,564,293

			48,393,044

INVESTMENT BANKER/BROKER	0.9%
Charles Schwab Corp./The, 5.95%, Series D(a)		1,233,369	31,216,569
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		500,551	13,369,717
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		1,524,440	40,519,615
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		590,823	15,450,022

			100,555,923

TOTAL FINANCIAL			241,074,871

INDUSTRIALS—CHEMICALS	0.6%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		753,736	19,974,004
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		594,867	15,639,053
CHS, Inc., 7.50%, Series 4(a)		944,398	26,140,937

			61,753,994

INSURANCE	2.2%
LIFE/HEALTH INSURANCE	1.5%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		987,403	26,126,683
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		1,200,220	31,841,837
Athene Holding Ltd., 4.875%, Series D(a)		1,282,290	27,864,162
Brighthouse Financial, Inc., 5.375%, Series C(a)		2,179,500	49,670,805
Equitable Holdings, Inc., 5.25%, Series A(a)		1,166,770	27,524,104

			163,027,591

MULTI-LINE	0.1%
KEMPER Corp., 5.875% to 3/15/27, due 3/15/62(b)		381,800	9,480,094

		Shares	Value
MULTI-LINE—FOREIGN	0.2%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		714,223	$17,348,477

PROPERTY CASUALTY	0.2%
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b)		1,040,000	27,331,200

REINSURANCE	0.2%
Arch Capital Group Ltd., 5.45%, Series F(a)		622,174	15,193,489
Arch Capital Group Ltd., 4.55%, Series G(a)		331,371	6,995,242

			22,188,731

REINSURANCE—FOREIGN	0.0%
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(a)		150,000	3,825,000

TOTAL INSURANCE			243,201,093

INTEGRATED TELECOMMUNICATIONS SERVICES	1.4%
Telephone and Data Systems, Inc., 6.00%, Series VV(a)		2,281,903	52,734,778
United States Cellular Corp., 5.50%, due 3/1/70		1,191,271	26,744,034
United States Cellular Corp., 5.50%, due 6/1/70		1,454,376	32,694,373
United States Cellular Corp., 6.25%, due 9/1/69		1,715,368	42,918,507

			155,091,692

PIPELINES	0.7%
Energy Transfer LP, 7.375% to 5/15/23, Series C(a),(b)		423,990	10,112,161
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		1,330,471	32,836,024
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		1,369,727	33,914,441

			76,862,626

PIPELINES—FOREIGN	0.2%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		855,723	22,034,867

REAL ESTATE	0.9%
HOTEL	0.1%
Summit Hotel Properties, Inc., 6.25%, Series E(a)		80,000	1,966,400
Sunstone Hotel Investors, Inc., 6.125%, Series H(a)		187,000	4,508,570

			6,474,970

OFFICE	0.7%
Brookfield Property Partners LP, 5.75%, Series A(a)		1,184,236	24,963,695
Brookfield Property Partners LP, 6.375%, Series A2(a)		527,135	10,837,895
Brookfield Property Preferred LP, 6.25%, due 7/26/81		861,500	19,383,750
Hudson Pacific Properties, Inc., 4.75%, Series C(a)		720,590	15,514,303
Vornado Realty Trust, 5.25%, Series N(a)		480,000	11,150,400

			81,850,043

		Shares	Value
SHOPPING CENTERS—COMMUNITY CENTER	0.1%
SITE Centers Corp., 6.375%, Series A(a)		518,799	$12,975,163

TOTAL REAL ESTATE			101,300,176

UTILITIES	0.4%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		1,046,307	28,093,343
Sempra Energy, 5.75%, due 7/1/79		789,443	20,186,057

			48,279,400

UTILITIES—FOREIGN	0.3%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		543,826	14,204,735
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		947,399	24,831,328

			39,036,063

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,575,666,353)			1,504,031,928

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	82.6%
BANKS	21.7%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a),(b)		$26,452,000	24,982,195
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		83,599,000	76,284,087
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		76,659,000	77,506,082
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		135,580,000	141,511,625
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		154,674,000	160,273,207
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		52,088,000	54,562,181
Bank of America Corp., 8.05%, due 6/15/27, Series B		3,000,000	3,545,196
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series I(a),(b)		1,615,000	1,496,944
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)		12,218,000	11,394,507
Citigroup Capital III, 7.625%, due 12/1/36 (TruPS)		4,800,000	6,526,136
Citigroup, Inc., 3.875% to 2/18/26(a),(b)		120,248,000	113,634,360
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)		27,804,000	26,761,350
Citigroup, Inc., 4.15% to 11/15/26, Series Y(a),(b)		22,184,000	20,839,095
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)		43,520,000	43,193,600
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		49,064,000	49,935,867

	Principal Amount		Value
Citigroup, Inc., 5.95% to 1/30/23(a),(b)	$50,052,000		$50,707,681
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)	89,956,000		91,804,596
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)	59,233,000		61,999,181
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)	20,341,000		21,206,510
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)	9,239,000		9,077,318
CoBank ACB, 6.20% to 1/1/25, Series H(a),(b)	103,600	†	10,929,800
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)	350,048	†	35,575,378
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)	38,329,000		39,957,982
Comerica, Inc., 5.625% to 7/1/25(a),(b)	18,811,000		19,563,440
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)(c)	12,113,945		15,264,491
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(c)	38,550,000		40,477,500
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(c)	275,700	†	27,880,576
Goldman Sachs Capital I, 6.345%, due 2/15/34, (TruPS)	15,000,000		17,682,255
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)	19,021,000		17,451,768
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(a),(b)	33,930,000		31,860,270
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)	42,519,000		43,541,583
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)	54,665,000		54,255,012
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)	15,667,000		16,395,516
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)	5,295,000		4,964,063
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)	12,781,000		12,349,641
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)	23,686,000		23,622,048
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)	22,453,000		22,789,795
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)	113,385,000		116,290,491
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)	53,979,000		54,734,707
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)	100,017,000		104,436,251
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)	13,340,000		13,923,625
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)	80,502,000		74,564,977
SVB Financial Group, 4.25% to 11/15/26, Series D(a),(b)	71,658,000		66,418,009
SVB Financial Group, 4.70% to 11/15/31, Series E(a),(b)	40,020,000		35,867,925
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)	23,008,000		22,662,880
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)	45,555,000		46,762,207
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)	28,645,000		29,189,255
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)	34,742,000		33,743,167
US Bancorp, 3.70% to 1/15/27(a),(b)	29,228,000		26,524,410
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)	166,398,000		159,604,802
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)	68,396,000		71,631,131
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)	17,907,000		18,086,070
Wells Fargo & Co., 5.95%, due 12/1/86	41,433,000		49,023,231
Wells Fargo & Co., 7.95%, due 11/15/29, Series B	5,055,000		6,462,767

			2,411,728,741

		Principal Amount	Value
BANKS—FOREIGN	27.5%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(d),(e)		$26,400,000	$28,824,365
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(c),(e)		24,730,000	26,593,035
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(a),(b),(e)		10,800,000	10,516,500
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(e)		36,600,000	36,828,750
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(d),(e)		22,990,000	25,312,258
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(d),(e)		10,200,000	11,444,496
Banco de Sabadell SA, 5.00% to 5/19/27 (Spain)(a),(b),(d),(e)		11,400,000	11,448,150
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(d),(e)		22,000,000	23,797,519
Banco Mercantil del Norte SA/Grand Cayman, 5.875% to 1/24/27, 144A (Mexico)(a),(b),(c),(e)		12,200,000	11,315,500
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(a),(b),(c),(e)		26,900,000	24,855,600
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(d),(e)		30,000,000	31,230,000
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(c)		56,838,000	58,825,812
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(d),(e)		22,940,000	26,197,947
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(d),(e)		29,000,000	34,956,621
Bank of Montreal, 4.80% to 8/25/24 (Canada)(a),(b)		17,000,000	16,880,150
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		42,895,000	43,002,238
Barclays PLC, 5.875% to 9/15/24 (United Kingdom)(a),(b),(d),(e)		6,200,000	8,190,808
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(e)		58,270,000	59,581,075
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)(a),(b),(d),(e)		11,600,000	15,773,658
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(e)		20,000,000	27,706,814
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(d),(e)		16,509,000	22,310,978
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(a),(b),(e)		17,600,000	18,287,016
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		81,590,000	86,403,813
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(c),(e)		77,131,000	79,965,564
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(c),(e)		39,500,000	42,684,688
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(e)		85,592,000	92,284,866
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(d),(e)		20,200,000	22,979,180
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(d),(e)		32,800,000	33,290,983
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(e)		91,037,000	94,610,202

	Principal Amount	Value
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(e)	$82,030,000	$86,695,456
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(e)	37,300,000	41,595,095
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(c),(e)	35,740,000	33,148,850
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(e)	68,100,000	67,389,717
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(d),(e)	69,743,000	70,004,536
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(e)	71,812,000	72,630,657
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(e)	104,801,000	106,661,218
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(c),(e)	35,224,000	36,522,885
Deutsche Bank AG, 4.789% to 4/30/25 (Germany)(a),(b),(d),(e)	7,400,000	6,914,923
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(e)	39,000,000	38,220,000
Deutsche Bank AG, 6.75% to 10/30/28 (Germany)(a),(b),(d),(e)	13,000,000	14,729,992
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(e)	61,800,000	63,672,540
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(c)	23,856,000	35,224,338
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	49,834,000	51,630,267
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)	38,437,000	39,205,740
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(b),(d)	25,000,000	26,428,196
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(e)	57,800,000	58,166,163
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)	53,521,000	55,598,685
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(d),(e)	47,400,000	48,989,891
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(e)	43,600,000	45,671,000
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)(a),(b),(e)	26,272,000	27,614,893
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	67,761,000	71,239,850
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)	48,560,000	51,630,982
Natwest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a),(b),(e)	7,600,000	9,872,758
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(e)	57,600,000	58,962,240

		Principal Amount	Value
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)		$61,000,000	$66,344,515
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(e)		30,800,000	32,330,760
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a),(b),(d),(e)		12,600,000	12,817,263
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)(b)		11,400,000	8,106,069
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)		39,000,000	30,965,092
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(c),(e)		31,800,000	29,734,908
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(e)		65,771,000	66,593,137
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(e)		89,400,000	93,646,500
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(e)		64,667,000	69,890,477
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(c),(e)		67,266,000	69,821,435
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a),(b),(d),(e)		5,600,000	5,410,546
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(d),(e)		42,000,000	40,599,258
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a),(b),(d),(e)		11,800,000	11,876,971
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(d),(e)		68,515,000	71,940,750
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(e)		78,400,000	81,849,992
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(d),(e)		30,200,000	32,100,275
Unicaja Banco SA, 4.875% to 11/18/26 (Spain)(a),(b),(d),(e)		8,000,000	8,118,988
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(d),(e)		19,300,000	23,125,988
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(d),(e)		51,003,000	53,403,201

			3,053,195,583

ELECTRIC	2.3%
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)		28,889,000	26,709,829
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		14,724,000	14,512,343
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		16,286,000	16,163,855
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		40,798,000	39,658,104
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		29,847,000	29,697,765
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		33,389,000	33,827,398
Southern California Edison Co., 4.516% to 5/9/22, Series E(a),(b)		16,991,000	16,906,045
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		45,635,000	42,191,839
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		39,720,000	38,528,400

			258,195,578

		Principal Amount	Value
ELECTRIC—FOREIGN	1.4%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(d)		$21,200,000	$21,062,967
Electricite de France SA, 2.875% to 12/15/26 (France)(a),(b),(d)		5,000,000	5,162,259
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(d)		15,900,000	18,049,509
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(c)		12,152,000	12,182,380
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		88,681,000	93,669,307

			150,126,422

FINANCIAL	3.4%
CREDIT CARD	0.2%
American Express Co., 3.55% to 9/15/26(a),(b)		10,638,000	9,721,004
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		12,865,000	13,420,511

			23,141,515

DIVERSIFIED FINANCIAL SERVICES	0.8%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(b),(c)		19,860,000	18,271,200
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(c)		18,444,000	17,480,172
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(c)		24,083,000	22,868,443
ILFC E-Capital Trust II, 4.30% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(c),(f)		31,635,000	25,782,525

			84,402,340

INVESTMENT BANKER/BROKER	2.4%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		138,390,000	132,681,412
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		50,575,000	45,485,638
Charles Schwab Corp/The, 5.00% to 6/1/27(a),(b)		11,307,000	11,293,432
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		80,617,000	83,438,595

			272,899,077

TOTAL FINANCIAL			380,442,932

		Principal Amount	Value
FOOD	0.2%
Land O’ Lakes, Inc., 7.00%, 144A(a),(c)		$4,075,000	$4,297,128
Land O’ Lakes, Inc., 7.25%, 144A(a),(c)		15,285,000	16,247,573

			20,544,701

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 4.156% (3 Month US LIBOR + 3.33%), Series D (FRN)(a),(f)		21,009,000	20,221,162

INSURANCE	13.6%
FINANCE	0.3%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(b),(c)		35,283,000	33,339,436

LIFE/HEALTH INSURANCE	4.1%
Corebridge Financial, Inc., 4.40%, due 4/5/52, 144A(c)		5,000,000	4,999,150
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		37,380,000	36,819,300
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		65,180,000	77,890,100
MetLife, Inc., 9.25%, due 4/8/68, 144A(c)		43,477,000	56,585,296
MetLife, Inc., 10.75%, due 8/1/39		17,693,000	25,813,025
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		41,014,000	41,066,498
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(b)		36,465,000	36,624,352
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		76,028,000	76,693,245
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(c)		45,500,000	41,632,500
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(c)		35,735,000	33,099,544
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		28,861,000	29,076,880

			460,299,890

LIFE/HEALTH INSURANCE—FOREIGN	4.2%
Dai-ichi Life Insurance Co., Ltd./The, 4.00% to 7/24/26, 144A (Japan)(a),(b),(c)		30,544,000	30,442,594
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		65,973,000	68,191,012
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(d)		12,000,000	12,361,500
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(d)		24,819,000	25,817,965
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(c)		24,000,000	24,332,767
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(c)		44,913,000	46,883,782
Nippon Life Insurance Co., 4.00% to 9/19/27, due 9/19/47, 144A (Japan)(b),(c)		26,290,000	26,066,535
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(c)		16,300,000	16,701,876

		Principal Amount	Value
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(c)		$70,615,000	$72,816,423
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(d),(e)		39,700,000	40,028,120
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(d),(e)		40,800,000	38,118,298
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(d),(e)		20,358,000	28,365,392
Sumitomo Life Insurance Co., 4.00% to 9/14/27, due 9/14/77, 144A (Japan)(b),(c)		18,400,000	18,456,028
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(c)		16,450,000	17,192,800

			465,775,092

MULTI-LINE	0.4%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		10,768,000	10,856,297
Hartford Financial Services Group, Inc./The, 2.631% (3 Month US LIBOR + 2.125%), due 2/12/67, 144A, Series ICON (FRN)(c),(f)		35,950,000	31,833,860

			42,690,157

MULTI-LINE—FOREIGN	0.7%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(c)		31,802,000	40,672,532
AXA SA, 8.60%, due 12/15/30 (France)		4,772,000	6,321,087
Beazley Insurance DAC, 5.50%, due 9/10/29 (United Kingdom)(d)		14,855,000	14,877,282
UnipolSai Assicurazioni SpA, 6.375% to 4/27/30 (Italy)(a),(b),(d),(e)		11,600,000	13,345,797

			75,216,698

PROPERTY CASUALTY	1.3%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		37,900,000	40,174,001
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		36,980,000	35,315,900
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		38,512,000	38,550,897
Markel Corp., 6.00% to 6/1/25(a),(b)		30,845,000	31,963,131

			146,003,929

PROPERTY CASUALTY—FOREIGN	1.9%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(d)		37,650,000	38,084,669
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a),(b),(d),(e)		30,170,000	35,631,910

		Principal Amount	Value
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(d)		$23,400,000	$21,902,400
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c)		52,275,000	53,647,219
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(d)		49,195,000	50,905,148
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia)(b),(c)		11,000,000	11,605,000

			211,776,346

REINSURANCE	0.7%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		16,500,000	16,170,001
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(c)		64,064,000	60,700,640

			76,870,641

TOTAL INSURANCE			1,511,972,189

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.4%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		27,133,000	24,696,999
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(b),(d)		10,500,000	10,830,750
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		9,464,000	10,473,762

			46,001,511

OIL & GAS—FOREIGN	1.8%
BP Capital Markets PLC, 4.25% to 3/22/27 (United Kingdom)(a),(b),(d)		6,898,000	8,988,745
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		58,151,000	58,616,208
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		133,841,000	134,593,856

			202,198,809

PIPELINES	0.8%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		36,640,000	36,101,398
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		53,770,000	52,560,175

			88,661,573

		Principal Amount	Value
PIPELINES—FOREIGN	4.3%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		$85,631,000	$88,842,163
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		68,893,000	70,693,487
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		65,789,000	68,232,851
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		80,613,000	80,754,073
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		37,352,000	37,808,441
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		124,880,000	126,538,406

			472,869,421

REAL ESTATE—RETAIL—FOREIGN	1.2%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(c)		74,500,000	73,196,250
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(c)		59,700,000	58,655,250

			131,851,500

UTILITIES	3.2%
ELECTRIC	2.5%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		55,037,000	51,789,817
Edison International, 5.375% to 3/15/26, Series A(a),(b)		52,774,000	51,045,652
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b)		21,354,000	19,736,845
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		18,088,000	18,593,194
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(b)		54,669,000	51,175,468
Sempra Energy, 4.875% to 10/15/25(a),(b)		89,821,000	90,494,657

			282,835,633

ELECTRIC—FOREIGN	0.4%
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(c)		36,325,000	39,092,420

GAS	0.3%
South Jersey Industries, Inc., 5.02%, due 4/15/31		29,228,000	28,746,878

TOTAL UTILITIES			350,674,931

UTILITIES—FOREIGN	0.6%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		71,214,000	66,554,824

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$9,363,749,091)			9,165,239,877

		Principal Amount	Value
CORPORATE BONDS—REAL ESTATE	0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, due 5/15/26, 144A(c)		$7,480,000	$7,421,394

TOTAL CORPORATE BONDS (Identified cost—$7,480,000)			7,421,394

		Shares
SHORT-TERM INVESTMENTS	2.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17%(g)		321,634,805	321,634,805

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$321,634,805)			321,634,805

PURCHASED OPTION CONTRACTS (Premiums paid—$8,629,203)	0.2%		17,288,344

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$11,277,159,452)	99.4%	$11,015,616,348
WRITTEN OPTION CONTRACTS (Premiums received—$4,653,919)	(0.1)	(9,891,546)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	82,766,817
NET ASSETS	100.0%	$11,088,491,619

Over-the-Counter Option Contracts

Purchased Options Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(h)	Premiums Paid	Value
Option to receive 3-month LIBOR Quarterly, Pay 1.75% Semiannually, maturing 4/5/32	Goldman Sachs International	1.75%	4/1/22	$67,882,200	$1,133,094	$3,809,956
Option to receive USD-SOFR-OIS Annually, Pay 2.00% Annually, maturing 8/29/32	Goldman Sachs International	2.00%	8/25/22	417,378,000	7,496,109	13,478,388
				$485,260,200	$8,629,203	$17,288,344

Written Options Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(h)	Premiums Received	Value
Option to pay 3-month LIBOR Quarterly, Receive 2.05% Semiannually, maturing 4/5/32	Goldman Sachs International	2.05%	4/1/22	$(67,882,200)	$(605,352)	$(1,987,659)
Option to pay USD-SOFR-OIS Annually, Receive 2.30% Annually, maturing 8/29/32	Goldman Sachs International	2.30%	8/25/22	(417,378,000)	(4,048,567)	(7,903,887)
				$(485,260,200)	$(4,653,919)	$(9,891,546)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	67,661,885	USD	53,354,796	4/4/22	$(767,920)
Brown Brothers Harriman	EUR	323,486,465	USD	363,818,757	4/4/22	5,961,934
Brown Brothers Harriman	GBP	86,377,188	USD	115,913,004	4/4/22	2,443,645
Brown Brothers Harriman	USD	39,702,999	CAD	49,554,504	4/4/22	(64,370)
Brown Brothers Harriman	USD	7,894,896	CAD	9,842,709	4/4/22	(21,717)
Brown Brothers Harriman	USD	6,578,498	CAD	8,264,672	4/4/22	32,410
Brown Brothers Harriman	USD	358,338,897	EUR	323,486,465	4/4/22	(482,073)
Brown Brothers Harriman	USD	113,505,671	GBP	86,377,188	4/4/22	(36,312)
Brown Brothers Harriman	CAD	49,550,064	USD	39,689,902	5/3/22	60,655
Brown Brothers Harriman	EUR	333,732,154	USD	369,962,117	5/3/22	455,763
Brown Brothers Harriman	GBP	5,795,564	USD	7,574,344	5/4/22	(37,536)
Brown Brothers Harriman	GBP	86,887,207	USD	114,144,593	5/4/22	27,143
						$7,571,622

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Over Night Financing Rate
OIS	Overnight Indexed Swap
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,546,748,088 which represents 23.0% of the net assets of the Fund, of which 0.0% are illiquid.

(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,105,750,452 which represents 10.0% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,989,253,205 or 27.0% of the net assets of the Fund.

(f)	Variable rate. Rate shown is in effect at March 31, 2022.
(g)	Rate quoted represents the annualized seven-day yield.
(h)	Represents the notional amount of the underlying swap contract.

Country Summary	% of Net Assets
United States	50.4
United Kingdom	10.0
Canada	8.0
France	7.2
Switzerland	5.3
Japan	3.0
Australia	2.5
Netherlands	2.3
Italy	2.1
Germany	1.6
Spain	1.4
Ireland	0.6
Hong Kong	0.5
Other (includes short-term investments)	5.1

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$1,504,031,928	$1,504,031,928	$—	$—
Preferred Securities—Capital Securities	9,165,239,877	—	9,165,239,877	—
Corporate Bonds	7,421,394	—	7,421,394	—
Short-Term Investments	321,634,805	—	321,634,805	—
Purchased Option Contracts	17,288,344	—	17,288,344	—

Total Investments in Securities(a)	$11,015,616,348	$1,504,031,928	$9,511,584,420	$—

Forward Foreign Currency Exchange Contracts	$8,981,550	$—	$8,981,550	$—

Total Derivative Assets(a)	$8,981,550	$—	$8,981,550	$—

Written Option Contracts	$(9,891,546)	$—	$(9,891,546)	$—
Forward Foreign Currency Exchange Contracts	(1,409,928)	—	(1,409,928)	—

Total Derivative Liabilities(a)	$(11,301,474)	$—	$(11,301,474)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions, which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

The following summarizes the volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the three months ended March 31, 2022:

	Purchased Option Contracts(a)	Written Option Contracts(a)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$466,700,175	$466,700,175	$642,639,132

(a)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.